Derivative Financial Instruments and Hedge Accounting - Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings (Detail) - Financial assets - derivative financial instruments [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative financial instruments for interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	£ 13	£ 13
Change in fair value of hedging instrument used to determine hedge ineffectiveness		(7)
Nominal amounts of hedging instruments	336	404
Derivative financial instruments for currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	25	51
Change in fair value of hedging instrument used to determine hedge ineffectiveness	(21)	3
Nominal amounts of hedging instruments	£ 336	£ 404